SHARE BASED PAYMENTS	12 Months Ended
Dec. 31, 2025
Share Based Payments
SHARE BASED PAYMENTS

15.	SHARE BASED PAYMENTS

Stock Options

The Company has an option program that entitles officers, directors, employees and certain consultants to purchase common shares in the Company. Options are granted with an exercise price at the closing market price of the shares at the date of grant, have a range of five to ten year terms and vest over two years. Stock options are valued using the fair-value method where compensation cost attributable to all share units granted are measured at fair value at the grant date using a Black Scholes option pricing model and expensed over the vesting period with a corresponding increase to contributed surplus. Each vesting tranche is expensed separately. No expected dividends are considered since the Company has not paid any dividends. A forfeiture rate is estimated on the grant date and is adjusted to reflect the actual number of units that vest.

Kolibri Global Energy Inc. Notes to Consolidated Financial Statements For the Years Ended December 31, 2025 and 2024 (Audited, expressed in thousands of United States dollars)

The number and weighted average exercise prices of share options are as follows (in Canadian dollars):

	December 31, 2025			December 31, 2024
	Number of options	Weighted average exercise price		Number of options	Weighted average exercise price

Outstanding at January 1	1,073,924	C$	2.94	939,634	C$	2.36
Granted	-		-	293,190		4.23
Expired	-		-	(33,000)		3.00
Cancelled	-		-	(45,900)		2.82
Exercised	(191,303)		1.43	(80,000)		0.80
Outstanding at December 31	882,621	C$	3.28	1,073,924	C$	2.94

Exercisable at December 31	784,891	C$	3.16	791,496	C$	2.35

Weighted average share price on date of exercise	191,303	C$	8.12	80,000	C$	4.68

The range of exercise prices of the outstanding stock options for December 31, 2025 is as follows (in Canadian dollars):

Range of exercise prices	Number of outstanding stock options	Weighted average exercise price		Weighted average contractual life ( years)
C$5.00 to C$6.04	242,234	C$	5.48	7.4
C$1.80 to C$4.90	357,190		3.74	6.9
C$0.80 to C$1.80	283,197		0.80	1.0
	882,621	C$	3.28	5.1

The range of exercise prices of the outstanding stock options for December 31, 2024 is as follows (in Canadian dollars):

Range of exercise prices	Number of outstanding stock options	Weighted average exercise price		Weighted average contractual life ( years)
C$4.90 to C$6.04	260,900	C$	5.46	8.4
C$1.80 to C$4.90	368,190		3.76	7.9
C$0.80 to C$1.80	444,834		0.80	2.0
	1,073,924	C$	2.95	3.0

Kolibri Global Energy Inc. Notes to Consolidated Financial Statements For the Years Ended December 31, 2025 and 2024 (Audited, expressed in thousands of United States dollars)

The fair value of the stock options at grant date was estimated using Black Scholes model with the following weighted average inputs:

	2024

Fair value at grant date (per option) (in Canadian dollars)	C$	3.46

Volatility (%) (a)		77.00
Forfeiture rate (%)		5%
Option life (years)		10
Risk-free interest rate (%)		3.66
Exercise price	C$	4.23
Share price at grant date	C$	4.23
Expected dividends		0%

(a)	Volatility is based on a statistical analysis of historical share prices.

Restricted Stock Units

The Company has a restricted stock unit (“RSU”) program that entitles officers, directors and employees to obtain RSUs that are issuable as shares in the Company as they are vested. The RSUs are redeemable over a three year vesting period, with the 1/3 of the grant vesting on the first, second and third years from the date of grant. RSUs are valued using the fair-value method where compensation cost attributable to all share units granted are measured at fair value at the grant date using the closing share price and expensed over the vesting period with a corresponding increase to contributed surplus. No expected dividends are considered since the Company has not paid any dividends. The Company capitalizes a portion of share based compensation that is directly attributable to development activities. A forfeiture rate is estimated on the grant date and is adjusted to reflect the actual number of units that vest.

The number and weighted average fair value of Restricted Stock Units (RSUs) are as follows (in Canadian dollars):

	December 31, 2025		December 31, 2024
	Number of RSUs	Weighted average fair value	Number of RSUs	Weighted average fair value

Outstanding at January 1	232,125	C$4.53	119,140	C$5.28
Granted	365,692	11.28	169,220	4.25
Vested	(87,858)	4.62	(35,378)	5.27
Cancelled	-	-	(20,857)	5.29
Outstanding at December 31,	509,959	C$9.36	232,125	C$4.53

Kolibri Global Energy Inc. Notes to Consolidated Financial Statements For the Years Ended December 31, 2025 and 2024 (Audited, expressed in thousands of United States dollars)

Stock based compensation was recorded as follows:

	December 31
	2025	2024

Expensed	$1,744	$1,075

Capitalized	$226	$162